Schedule of Components of Restricted Stock Liabilities (Details) (Parenthetical) - $ / shares		9 Months Ended		12 Months Ended
	Dec. 15, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Restricted Stock Liabilities
Number of shares vested	1,064,549	1,064,549	1,064,549	1,064,549
Purchase price per share		$ 4.00	$ 4.00
Purchase price per share	$ 4.00			$ 4.00